Condensed Combined And Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 1,790		$ 1,664		$ 11,879
Affiliate receivable	4,153	[1]	4,070	[1],[2]	4,871	[2]
Prepaid expenses and other current assets	16,366		13,304		54
Total current assets	22,309		19,038		16,804
Property, plant and equipment, net	942		750		612
Intangible assets, net	83,501		84,218		427
Total assets	106,752		104,006		17,843
Current liabilities:
Accounts payable	5,139		4,609		398
Affiliate payable	48,265	[1]	45,252	[1],[2]	39,027	[2]
Obligation to provide securities					1,577
Commission payable	465		465		448
Deferred service fee income			249		249
Other current liabilities	6,542		3,489		426
Total current liabilities	60,411		54,064		42,125
Claims financing obligation & notes payable	109,125	[1]	106,805	[1],[2]	24,043	[2]
Interest payable	102,617		94,545		67,522
Total liabilities	272,153		255,414		133,690
Commitments and Contingencies
Equity:
Members' deficit	(169,749)		(155,756)		(120,179)
Noncontrolling interest	4,348		4,348		4,332
Total equity	(165,401)		(151,408)		(115,847)
Total liabilities and equity	$ 106,752		$ 104,006		$ 17,843

[1]	As of March 31, 2022 and December 31, 2021, the total affiliate receivable and affiliate payable balances are with related parties. In addition, the claims financings obligation & notes payable includes balances with related parties. See Note 11, Related Party, for further details.
[2]	As of December 31, 2021 and December 31, 2020, the total affiliate receivable and affiliate payable balances are with related parties. In addition, the claims financings obligation & notes payable includes balances with related parties. See Note 11, Related Party, for further details.